Voyage Expenses and Commissions (Tables)	12 Months Ended
Dec. 31, 2020
Voyage Expenses and Commissions
Schedule of voyage expenses and commissions

	For the year ended
	December 31,
	2018	2019	2020
Brokers’ commissions on revenues	4,680	4,258	3,393
Bunkers’ consumption and other voyage expenses	2,826	3,050	7,050
Total	7,506	7,308	10,443